Condensed Financial Information of The Parent Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating income:
Share of income from subsidiaries	$ 7,909	$ 8,585	$ 8,852
Selling and marketing expenses	(62)
General and administrative expenses	(586)	(547)	(324)
Total operating income	7,261	8,038	8,528
Interest income, net	69
Foreign exchange loss	(216)	(264)	(1,287)
Income before income tax expense	7,114	7,774	7,241
Income tax expense
Net income	7,114	7,774	7,241
Other comprehensive income
Total comprehensive income	$ 7,114	$ 7,774	$ 7,241